SUPPLEMENT TO THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION OF

  WELLS FARGO VARIABLE TRUST

For the Wells Fargo VT Index Asset Allocation Fund

(the “Fund”)

Effective immediately, Petros Bocray, CFA, FRM is added as a Portfolio Manager of the Fund.

I. Prospectus

In the section entitled "Fund Summary – Fund Management" for the Fund, the Fund Management table is deleted and replaced with the following:

Manager	Sub-Adviser	Portfolio Manager, Title / Managed Since
Wells Fargo Funds Management, LLC	Wells Capital Management Incorporated	Kandarp Acharya, CFA, FRM, Portfolio Manager/2013 Petros Bocray, CFA, FRM, Portfolio Manager/2016 Christian L. Chan, CFA, Portfolio Manager/2013

In addition, the section entitled "The Sub-Advisers and Portfolio Managers" is amended to add the following information:

PetrosBocray, CFA, FRM    Mr. Bocray joined Wells Capital Management in 2006, where he currently serves as a Portfolio Manager. Prior to joining the Multi-Asset Solutions team, he held a similar role with the Quantitative Strategies group at Wells Capital Management where he co-managed several of the team's portfolios.

II. Statement of Additional Information

In the Statement of Additional Information, the tables in the section entitled "Portfolio Managers – Management of Other Accounts” and “Beneficial Ownership” are amended to add the following information:

Petros Bocray, CFA, FRM	Registered Investment Companies
	Number of Accounts	20
	Total Assets Managed	$4.85B
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0
	Other Pooled Investment Vehicles
	Number of Accounts	0
	Total Assets Managed	$0
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0
	Other Accounts
	Number of Accounts	0
	Total Assets Managed	$0
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0

Portfolio Manager	Fund	Beneficial Ownership
Petros Bocray, CFA, FRM	VT Index Asset Allocation Fund	$0

May 8, 2017                                                                                                                                VT2057/P1412SP